Accounting Policies (Q3) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation The unaudited condensed consolidated interim financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") in the United States of America and the rules and regulations of the Securities and Exchange Commission and include the accounts of Wabtec and its subsidiaries in which Wabtec has a controlling interest. These condensed consolidated interim financial statements do not include all of the information and footnotes required for complete financial statements. In management’s opinion, these financial statements reflect all adjustments of a normal, recurring nature necessary for a fair presentation of the results for the interim periods presented. Results for these interim periods are not necessarily indicative of results to be expected for the full year.
The Company operates on a four-four-five week accounting quarter, and the quarters end on or about March 31, June 30, September 30, and December 31.
The notes included herein should be read in conjunction with the audited consolidated financial statements included in Wabtec’s Annual Report on Form 10-K for the year ended December 31, 2017. The December 31, 2017 information has been derived from the Company’s Annual Report on Form 10-K for the year ended December 31, 2017.

Revenue Recognition
Revenue Recognition On January 1, 2018, the Company adopted ASC 606 “Revenue from Contracts with Customers”. This new guidance provides a five-step analysis of transactions to determine when and how revenue is recognized and requires entities to recognize revenue at an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring goods or services to a customer.
Approximately 75% of the Company’s revenues are derived from performance obligations that are satisfied at a point in time when control passes to the customer which is generally at the time of shipment in accordance with agreed upon delivery terms. The remaining revenues are earned over time. This approach is consistent with our revenue recognition approach in prior years.
The Company also has long-term customer agreements involving the design and production of highly engineered products that require revenue to be recognized over time because these products have no alternative use without significant economic loss and the agreements contain an enforceable right to payment including a reasonable profit margin from the customer in the event of contract termination. Additionally, the Company has customer agreements involving the creation or enhancement of an asset that the customer controls which also require revenue to be recognized over time. This approach is consistent with our revenue recognition approach in prior years. Generally, the Company uses an input method for determining the amount of revenue, cost and gross margin to recognize over time for these customer agreements. The input methods used for these agreements include costs of material and labor, both of which give an accurate representation of the progress made toward complete satisfaction of a particular performance obligation. Contract revenues and cost estimates are reviewed and revised quarterly at a minimum and adjustments are reflected in the accounting period as such amounts are determined.
Contract assets include unbilled amounts resulting from sales under long-term contracts where revenue is recognized over time and revenue exceeds the amount that can be billed to the customer based on the terms of the contract. Contract assets are classified as current assets under the caption “Unbilled Accounts Receivable” on the consolidated balance sheet. The Company has elected to use the practical expedient and not consider unbilled amounts anticipated to be paid within one year as significant financing components.
Contract liabilities include customer deposits that are made prior to the incurrence of costs related to a newly agreed upon contract and advanced customer payments that are in excess of revenue recognized. These contract liabilities are classified as current liabilities under the caption “Customer Deposits” on the consolidated balance sheet. These contract liabilities are not considered a significant financing component because they are used to meet working capital demands that can be higher in the early stages of a contract and revenue associated with the contract liabilities is expected to be recognized within one year. Contract liabilities also include provisions for estimated losses from uncompleted contracts. Provisions for loss contracts were $66.5 million and $94.0 million at September 30, 2018 and December 31, 2017, respectively. These provisions for estimated losses are classified as current liabilities and included within the caption “Other accrued liabilities” on the consolidated balance sheet.
Due to the nature of work required to be performed on the Company’s long-term projects, the estimation of total revenue and cost at completion is subject to many variables and requires significant judgment. Contract estimates related to long-term projects are based on various assumptions to project the outcome of future events that could span several years. These assumptions include cost of materials; labor availability and productivity; complexity of the work to be performed; and the performance of suppliers, customers and subcontractors that may be associated with the contract. We have a disciplined quarterly estimate-at-completion process where management reviews the progress of long term-projects. As part of this process, management reviews information including key contract matters, progress towards completion, identified risks and opportunities and any other information that could impact the Company’s estimates of revenue and costs. After completing this analysis, any quarterly adjustments to net sales, cost of goods sold, and the related impact to operating income are recognized as necessary in the period they become known.
Generally, the Company’s revenue contains a single performance obligation for each distinct good. Pricing is defined in our contracts on a line item basis and includes an estimate of variable consideration when required by the terms of the individual customer contract. Types of variable consideration that the Company typically has include volume discounts, prompt payment discounts, liquidating damages, and performance bonuses. Sales returns and allowances are also estimated and recognized in the same period the related revenue is recognized, based upon the Company’s experience.
Pre-Production Costs Certain pre-production costs relating to long-term production and supply contracts have been deferred and will be recognized over the life of the contracts. Deferred pre-production costs were $20.3 million and $20.2 million at September 30, 2018 and December 31, 2017, respectively.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified, where necessary, to conform to the current year presentation. Refer to Recently Adopted Accounting Pronouncements below.	Reclassifications Certain prior year amounts have been reclassified, where necessary, to conform to the current year presentation. Refer to Recently Adopted Accounting Pronouncements below.
Use of Estimates
Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from the estimates. On an ongoing basis, management reviews its estimates based on currently available information. Changes in facts and circumstances may result in revised estimates.

Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from the estimates. On an ongoing basis, Management reviews its estimates based on currently available information. Changes in facts and circumstances may result in revised estimates.

Financial Derivatives and Hedging Activities
Financial Derivatives and Hedging Activities As part of its risk management strategy, the Company utilizes derivative financial instruments to mitigate the impact of changes in foreign currencies and interest rates. For further information regarding financial derivatives and hedging activities, refer to Footnotes 14 and 15.

Financial Derivatives and Hedging Activities The Company has entered into foreign currency forward contracts to reduce the impact of changes in currency exchange rates. Foreign currency forward contracts are agreements with a counterparty to exchange two distinct currencies at a set exchange rate for delivery on a set date at some point in the future. There is no exchange of funds until the delivery date. At the delivery date, the Company can either take delivery of the currency or settle on a net basis. For further information regarding the foreign currency forward contracts, see Footnote 17.

To reduce the impact of interest rate changes on a portion of its variable-rate debt, the Company has entered into an interest rate swap agreement with a notional value of $150 million.  As of December 31, 2017, the Company has recorded a current liability of $1.2 million and a corresponding offset in accumulated other comprehensive loss of $0.7 million, net of tax, related to these agreements. For further information regarding the interest rate swap agreement, see Footnote 17.

Foreign Currency Translation
Foreign Currency Translation Assets and liabilities of foreign subsidiaries, except for the Company’s Mexican operations whose functional currency is the U.S. Dollar, are translated at the rate of exchange in effect on the balance sheet date while income and expenses are translated at the average rates of exchange prevailing during the period. Foreign currency gains and losses resulting from transactions and the translation of financial statements are recorded in the Company’s consolidated financial statements based upon the provisions of ASC 830 “Foreign Currency Matters.” The effects of currency exchange rate changes on intercompany transactions and balances of a long-term investment nature are accumulated and carried as a component of accumulated other comprehensive loss. The effects of currency exchange rate changes on intercompany transactions that are denominated in a currency other than an entity’s functional currency are charged or credited to earnings.

Foreign Currency Translation Assets and liabilities of foreign subsidiaries, except for the Company’s Mexican operations whose functional currency is the U.S. Dollar, are translated at the rate of exchange in effect on the balance sheet date while income and expenses are translated at the average rates of exchange prevailing during the period. Foreign currency gains and losses resulting from transactions, and the translation of financial statements are recorded in the Company’s consolidated financial statements based upon the provisions of Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters.” The effects of currency exchange rate changes on intercompany transactions and balances of a long-term investment nature are accumulated and carried as a component of accumulated other comprehensive loss. The effects of currency exchange rate changes on intercompany transactions that are denominated in a currency other than an entity’s functional currency are charged or credited to earnings. Foreign exchange transaction losses recognized in other (expense) income, net were $6.6 million, $4.0 million and $4.7 million for 2017, 2016 and 2015, respectively.

Noncontrolling Interests
Noncontrolling Interests In accordance with ASC 810 "Consolidation", the Company has classified noncontrolling interests as equity on the condensed consolidated balance sheets as of September 30, 2018 and December 31, 2017. Net income attributable to noncontrolling interests was a loss of $1.7 million and income of $1.0 million, for the three months ended September 30, 2018 and 2017, respectively. Net income attributable to noncontrolling interests was a loss of $3.7 million and $0.7 million, for the nine months ended September 30, 2018 and 2017, respectively. Other comprehensive income attributable to noncontrolling interests for the three and nine months ended September 30, 2018 and 2017 was not material.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements In February 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2018-02, "Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income". The amendments in this update address certain stranded income tax effects in accumulated other comprehensive income ("AOCI") resulting from the Tax Cuts and Jobs Act (the "Tax Act"). Current guidance requires the effect of a change in tax laws or rates on deferred tax balances to be reported in income from continuing operations in the accounting period that includes the period of enactment, even if the related income tax effects were originally charged or credited directly to AOCI. The amount of the reclassification would include the effect of the change in the U.S. federal corporate income tax rate on the gross deferred tax amounts and related valuation allowances, if any, at the date of the enactment of the Tax Act related to items in AOCI. The updated guidance is effective for reporting periods beginning after December 15, 2018 and is to be applied retrospectively to each period in which the effect of the Tax Act related to items remaining in AOCI are recognized or at the beginning of the period of adoption. Early adoption is permitted. The Company is currently evaluating the potential impact of adopting this guidance on its consolidated financial statements.
In January 2017, the FASB issued ASU No. 2017-04, "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment". The amendments in this update eliminate the requirement to perform Step 2 of the goodwill impairment test. Instead, an entity should perform a goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value up to the carrying amount of the goodwill. This ASU is effective for public companies in the fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The impact of adopting this guidance could result in a change in the overall conclusion as to whether or not a reporting unit's goodwill is impaired and the amount of an impairment charge recognized in the event a reporting units' carrying value exceeds its fair value. All of the Company's reporting units had fair values that were substantially greater than the carrying value as of the Company's last quantitative goodwill impairment test, which was performed as of October 1, 2017. The Company is currently evaluating the potential impact of adopting this guidance on its consolidated financial statements.
In February 2016, the FASB issued ASU No. 2016-02, "Leases (Topic 814)" which requires lessees to recognize a right of use asset and lease liability on the balance sheet for all leases with terms longer than 12 months. For leases with terms less than 12 months, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize a right of use asset and lease liability. The guidance requires enhanced disclosures regarding the amount, timing, and uncertainty of cash flows arising from leases that will be effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company expects to adopt the requirements of the new standard effective January 1, 2019. The FASB recently proposed a transition alternative, which would allow for the application of the guidance at beginning of the period in which it is adopted, rather than requiring the adjustment of prior comparative periods. The Company plans to adopt this transition alternative. The Company plans to elect the practical expedient which does not require the capitalization of leases with terms of 12 months or less, and does not plan to elect the practical expedient which allows hindsight to be used to determine the term of a lease. The Company has evaluated its lease portfolio and is assessing the impact to the consolidated financial statements. The Company is in the process of implementing processes and information technology tools to assist in its ongoing lease data collection and analysis and evaluating its accounting policies and internal controls that would be impacted by the new guidance, to ensure readiness for adoption in the first quarter of 2019.
Recently Adopted Accounting Pronouncements In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contract with Customers.”  This ASU supersedes most of the previous revenue recognition requirements in U.S. GAAP and requires entities to recognize revenue at an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring goods or services to a customer.  The new standard also requires significantly expanded disclosures regarding the qualitative and quantitative information of an entity’s nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.  This ASU became effective for public companies during interim and annual reporting periods beginning after December 15, 2017. The Company adopted this accounting standard update using the modified retrospective method. The impact of adopting the new standard was not material to the consolidated statement of income or the consolidated balance sheet.
In March 2017, the FASB issued ASU No. 2017-07, "Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost". The amendments in this update require the service cost component of net benefit costs to be reported in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit costs are required to be presented in the income statement separately from the service cost component and outside income from operations. This update also allows only the service cost component to be eligible for capitalization when applicable. This ASU became effective for public companies during interim and annual reporting periods beginning after December 15, 2017. In accordance with this update, the Company began recognizing the interest expense component of net periodic benefit cost in interest expense in the income statement and the expected return on plan assets, net amortization/deferrals, and curtailments in other income (expense), net in the income statement. This update has been applied retrospectively for presentation of the service cost component and other components of net benefit costs in accordance with this ASU and the impact of adoption resulted in increases of $0.3 million, $2.2 million and $2.5 million to selling, general, and administrative expense, interest expense, net and other income, net, respectively, in the income statement for the three months ended September 30, 2017. The impact of adoption resulted in increases of $1.0 million, $6.5 million and $7.5 million to selling, general, and administrative expense, interest expense, net and other income, net, respectively, in the income statement for the nine months ended September 30, 2017. Also, the capitalization of the service cost component of net benefit cost has been adopted prospectively in accordance with this ASU.
In November 2016, the FASB issued ASU No. 2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash". The amendments in this update require a statement of cash flows to explain the change during the period in total cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This ASU became effective for public companies during interim and annual reporting periods beginning after December 15, 2017. This update has been applied retrospectively and as a result restricted cash related to the acquisition of Faiveley Transport is included in the change in cash for the nine months ended September 30, 2017.

Recently Issued Accounting Pronouncements In February 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-02 “Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”.  The amendments in this update address certain stranded income tax effects in accumulated other comprehensive income (“AOCI”) resulting from the Tax Cuts and Jobs Act (“TCJA”).  Current guidance requires the effect of a change in tax laws or rates on deferred tax balances to be reported in income from continuing operations in the accounting period that includes the period of enactment, even if the related income tax effects were originally charged or credited directly to AOCI.  The amount of the reclassification would include the effect of the change in the U.S. federal corporate income tax rate on the gross deferred tax amounts and related valuation allowances, if any, at the date of the enactment of TCJA related to items in AOCI.  The updated guidance is effective for reporting periods beginning after December 15, 2018 and is to be applied retrospectively to each period in which the effect of the TCJA related to items remaining in AOCI are recognized or at the beginning of the period of adoption.  Early adoption is permitted.  The Company is currently evaluating the potential impact of adopting this guidance on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04 “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”. The amendments in this update eliminate the requirement to perform Step 2 of the goodwill impairment test. Instead, an entity should perform a goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value up to the carrying amount of the goodwill. The ASU is effective for public companies in the fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The impact of adopting this guidance could result in a change in the overall conclusion as to whether or not a reporting units’ goodwill is impaired and the amount of an impairment charge recognized in the event a reporting units’ carrying value exceeds its fair value. All of the Company’s reporting units had fair values that were greater than the carrying value as of the Company’s last quantitative goodwill impairment test, which was performed as of October 1, 2017.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 814)” which requires lessees to recognize a right of use asset and lease liability on the balance sheet for all leases with terms longer than 12 months. For leases with terms less than 12 months, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize a right of use asset and lease liability. The ASU is effective for public companies in the fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company is currently evaluating the potential impact of adopting this guidance on its consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-9, “Revenue from Contract with Customers.”  The ASU will supersede most of the existing revenue recognition requirements in U.S. GAAP and will require entities to recognize revenue at an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring goods or services to a customer.  The new standard also requires significantly expanded disclosures regarding the qualitative and quantitative information of an entity’s nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.  The Board voted to propose that the standard would take effect for reporting periods beginning after December 15, 2017 and that early adoption would be allowed as of the original effective date. The impact to results is not anticipated to be material because the analysis of the Company’s current long-term contracts under the new revenue recognition standard supports the recognition of revenue over time under the cost-to-cost method for substantially all of our long-term contracts, which is consistent with our current revenue recognition model. The Company plans to adopt this accounting standard update using the modified retrospective method, with the cumulative effect of initially applying this update recognized in the first reporting period of 2018. The Company has evaluated new disclosure requirements and is implementing appropriate changes to its business processes and controls to support disclosure under the new guidance.

Recently Adopted Accounting Pronouncements In March 2017, the FASB issued ASU No. 2017-07 “Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost”. The amendments in this update require the service cost component of net benefit costs to be reported in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit costs are required to be presented in the income statement separately from the service cost component and outside income from operations. This update also allows the service cost component to be eligible for capitalization when applicable. In accordance with this update, the Company began recognizing the interest expense component of net periodic benefit cost in interest expense in the income statement and the expected return on plan assets, net amortization/deferrals, and curtailments in other income (expense), net in the income statement. This update has been adopted by the Company and applied retrospectively for presentation of the service cost component and other components of net benefit costs in accordance with the ASU. The impact of adoption resulted in increases of $0.6 million, $9.2 million and $9.8 million to selling, general, and administrative expense, interest expense, net and other income, net, respectively, in the income statement for the year ended December 31, 2017. The impact of adoption resulted in increases of $1.8 million, $7.7 million and $9.5 million to selling, general, and administrative expense, interest expense, net and other income, net, respectively, in the income statement for the year ended December 31, 2016. The impact of adoption resulted in a decrease of $1.3 million, an increase of $10.4 million and an increase of $9.1 million to selling, general, and administrative expense, interest expense, net and other income, net, respectively, in the income statement for the year ended December 31, 2015. Also, the capitalization of the service cost component of net benefit cost will be adopted prospectively in accordance with the ASU.

In November 2016, the FASB issued ASU No. 2016-18 “Statement of Cash Flows (Topic 230): Restricted Cash”. The amendments in this update require a statement of cash flows to explain the change during the period in total cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The requirements of this update have been adopted by the Company and applied retrospectively. As a result restricted cash related to the acquisition of Faiveley Transport is included in the change in cash for the years ended December 31, 2017, 2016 and 2015.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”. The ASU simplifies several aspects for the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The ASU became effective for public companies during interim and annual reporting periods beginning after December 15, 2016. In accordance with this update, the Company began recognizing all excess tax deficiencies and tax benefits from share-based payment awards as a benefit or expense to income tax in the income statement. This update has been adopted prospectively in accordance with the ASU and the impact of adoption on the income statement was not material. Additionally, in accordance with this update, the Company began classifying excess income tax benefits from exercise of stock options as an operating activity on the consolidated statement of cash flows. The Company elected to adopt this amendment retrospectively and the impact of the adoption on operating and financing cash flows was not material.

Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss) Comprehensive income comprises both net income and the change in equity from transactions and other events and circumstances from nonowner sources.
The changes in accumulated other comprehensive income (loss) by component, net of tax, for the nine months ended September 30, 2018 are as follows:

In thousands	Foreign currency translation	Derivative contracts	Pension and post retirement benefit plans	Total
Balance at December 31, 2017	$5,063	$4,015	$(54,070)	$(44,992)
Other comprehensive income (loss) before reclassifications	(159,064)	(8,544)	995	(166,613)
Amounts reclassified from accumulated other
comprehensive income	—	4,314	1,558	5,872
Net current period other comprehensive (loss) income	(159,064)	(4,230)	2,553	(160,741)
Balance at September 30, 2018	$(154,001)	$(215)	$(51,517)	$(205,733)
Reclassifications out of accumulated other comprehensive income (loss) for the three months ended September 30, 2018 are as follows:

In thousands	Amount reclassified from accumulated other comprehensive income	Affected line item in the Condensed Consolidated Statements of Income
Amortization of defined pension and post retirement items
Amortization of initial net obligation and prior service cost	$(375)	Other income (expense), net
Amortization of net loss	1,093	Other income (expense), net
	718	Other income (expense), net
	(198)	Income tax expense
	$520	Net income

Derivative contracts
Realized gain on derivative contracts	$4,915	Interest expense, net
	(1,180)	Income tax expense
	$3,735	Net income
Reclassifications out of accumulated other comprehensive income (loss) for the nine months ended September 30, 2018 are as follows:

In thousands	Amount reclassified from accumulated other comprehensive income	Affected line item in the Condensed Consolidated Statements of Income
Amortization of defined pension and post retirement items
Amortization of initial net obligation and prior service cost	$(1,126)	Other income (expense), net
Amortization of net loss	3,278	Other income (expense), net
	2,152	Other income (expense), net
	(594)	Income tax expense
	$1,558	Net income

Derivative contracts
Realized gain on derivative contracts	$5,770	Interest expense, net
	(1,456)	Income tax expense
	$4,314	Net income
The changes in accumulated other comprehensive loss by component, net of tax, for the nine months ended September 30, 2017 are as follows:

	Foreign currency translation	Derivative contracts	Pension and post retirement benefit plans	Total
Balance at December 31, 2016	$(321,033)	$(2,957)	$(55,615)	$(379,605)
Other comprehensive income (loss) before reclassifications	277,984	11,424	(4,715)	284,693
Amounts reclassified from accumulated other
comprehensive income	—	1,206	1,776	2,982
Net current period other comprehensive income (loss)	277,984	12,630	(2,939)	287,675
Balance at September 30, 2017	$(43,049)	$9,673	$(58,554)	$(91,930)

Reclassifications out of accumulated other comprehensive loss for the three months ended September 30, 2017 are as follows:

In thousands	Amount reclassified from accumulated other comprehensive income	Affected line item in the Condensed Consolidated Statements of Operations
Amortization of defined pension and post retirement items
Amortization of initial net obligation and prior service cost	$(422)	Other income (expense), net
Amortization of net loss	1,240	Other income (expense), net
	818	Other income (expense), net
	(226)	Income tax expense
	$592	Net income

Derivative contracts
Realized gain on derivative contracts	$497	Interest expense, net
	(131)	Income tax expense
	$366	Net income

Reclassifications out of accumulated other comprehensive loss for the nine months ended September 30, 2017 are as follows:

In thousands	Amount reclassified from accumulated other comprehensive income	Affected line item in the Condensed Consolidated Statements of Operations
Amortization of defined pension and post retirement items
Amortization of initial net obligation and prior service cost	$(1,266)	Other income (expense), net
Amortization of net loss	3,720	Other income (expense), net
	2,454	Other income (expense), net
	(678)	Income tax expense
	$1,776	Net income

Derivative contracts
Realized gain on derivative contracts	$1,653	Interest expense, net
	(447)	Income tax expense
	$1,206	Net income